Shareholder Report, Average Annual Return (Details)	12 Months Ended	21 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Without Sales Load [Member] | C000247204
Average Annual Return [Line Items]
Average Annual Return, Percent	15.93%	12.37%
Without Sales Load [Member] | C000247205
Average Annual Return [Line Items]
Average Annual Return, Percent	15.82%	12.34%
Without Sales Load [Member] | C000247206
Average Annual Return [Line Items]
Average Annual Return, Percent	6.63%		8.15%
Without Sales Load [Member] | C000247207
Average Annual Return [Line Items]
Average Annual Return, Percent	6.57%		8.12%
Harbor Index: S&P 500 Index(GZ5K Only)
Average Annual Return [Line Items]
Average Annual Return, Percent	21.45%	22.82%
Harbor Index: S&P 500 Index(GZ5K Only)
Average Annual Return [Line Items]
Average Annual Return, Percent	21.45%	22.82%
Harbor Index: S&P 500 Index(GZ5Q Only)
Average Annual Return [Line Items]
Average Annual Return, Percent	21.45%		22.22%
Harbor Index: S&P 500 Index(GZ5Q Only)
Average Annual Return [Line Items]
Average Annual Return, Percent	21.45%		22.22%
Harbor Index: Bloomberg Commodity Index (GZ5K Only)
Average Annual Return [Line Items]
Average Annual Return, Percent	14.15%	10.53%
Harbor Index: Bloomberg Commodity Index (GZ5K Only)
Average Annual Return [Line Items]
Average Annual Return, Percent	14.15%	10.53%
Harbor Index: Russell 2000® Index (GZ5Q Only)
Average Annual Return [Line Items]
Average Annual Return, Percent	14.41%		14.72%
Harbor Index: Russell 2000® Index (GZ5Q Only)
Average Annual Return [Line Items]
Average Annual Return, Percent	14.41%		14.72%